Condensed Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011
Condensed Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 4.7	$ 4.3
Accumulated depreciation, property and equipment	59.0	54.8
Accumulated amortization, intangible assets	26.5	20.8
Accumulated amortization, debt issuance costs	11.2	9.8
Accounts payable, related parties	1.0	0.9
Accumulated other comprehensive loss	$ 26.3	$ 56.9